Pension and Other Employee Obligations - Schedule of Changes in the Defined Benefit Obligation and Planned Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning	$ 1,942,451	$ 1,459,979	$ 1,174,807
Current service cost	247,838	394,636	286,420
Actuarial gain due to changes in financial assumptions	0	279,938	360,625
Payment made	(370,975)	(157,519)	(293,684)
Foreign currency translation differences for foreign operations	(119,401)	(34,583)	(68,189)
Ending	1,699,913	1,942,451	1,459,979
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning	116,768	118,121	123,845
Gain from plan assets	2,570	6,455	3,287
Actuarial gain due to changes in financial assumptions	0	(4,894)	(1,919)
Foreign currency translation differences for foreign operations	(7,399)	(2,914)	(7,092)
Ending	$ 111,939	$ 116,768	$ 118,121